DEFERRED CHARGES (Tables)	12 Months Ended
Dec. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred Charges

(in thousands of $)	2014	2013
Capitalized financing fees and expenses	6,253	2,699
Accumulated amortization	(2,720)	(2,035)
	3,533	664